Selected cash flow information - Schedule of Changes in Liabilities and Equity Arising from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Share capital
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	$ 104.9	$ 118.7
Cash flows:
Normal course issuer bid purchase of subordinate voting shares		(140.2)
Issuance of shares	0.6	0.1
Non-cash items:
Share purchase charge to retained earnings (note 18)		122.4
Contributed surplus on share issuances (note 18)	4.1	3.9
Liabilities arising from financing activities at end of period	109.6	104.9
Mainland China Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0.0	9.8
Cash flows:
Repayments and principal payments		(9.8)
Non-cash items:
Liabilities arising from financing activities at end of period	0.0	0.0
Japan Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	5.4	13.7
Cash flows:
Repayments and principal payments	(5.4)	(8.3)
Non-cash items:
Liabilities arising from financing activities at end of period	0.0	5.4
Revolving Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	(1.0)	(0.5)
Cash flows:
Transactions costs on financing activities		(0.1)
Non-cash items:
Accrued transaction costs		(0.7)
Amortization of deferred transaction costs	0.3	0.3
Liabilities arising from financing activities at end of period	(0.7)	(1.0)
Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	392.5	395.7
Cash flows:
Repayments and principal payments	(3.1)	(4.0)
Transactions costs on financing activities		(0.1)
Non-cash items:
Amortization of deferred transaction costs	0.2	0.2
Unrealized foreign exchange loss (gain)	22.4	0.7
Liabilities arising from financing activities at end of period	412.0	392.5
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	330.5	334.8
Cash flows:
Repayments and principal payments	(85.7)	(69.2)
Additions from business combination		1.2
Non-cash items:
Unrealized foreign exchange loss (gain)	15.3	(2.2)
Additions and amendments to lease liabilities (note 13)	74.6	65.9
Derecognition on termination of lease liabilities (note 13)	(3.9)
Liabilities arising from financing activities at end of period	$ 330.8	$ 330.5